Decommissioning and Other Provisions (Tables)	12 Months Ended
Dec. 31, 2022
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Disclosure of change in decommissioning and other provision balances
The change in decommissioning and other provision balances is as follows:

	Decommissioning and restoration	Other provisions	Total
Balance, Dec. 31, 2020	608	65	673
Liabilities incurred	8	22	30
Liabilities settled	(18)	(62)	(80)
Accretion	32	—	32
Acquisition of liabilities	2	—	2
Revisions in estimated cash flows	167	12	179
Revisions in discount rates	(6)	—	(6)
Reversals	—	(3)	(3)
Balance, Dec. 31, 2021	793	34	827
Liabilities incurred	1	23	24
Liabilities settled	(35)	(12)	(47)
Accretion (Note 10)	49	—	49
Disposals	(5)	—	(5)
Revisions in estimated cash flows	95	5	100
Revisions in discount rates	(225)	—	(225)
Reversals	—	(9)	(9)
Change in foreign exchange rates	15	—	15
Balance, Dec. 31, 2022	688	41	729

Included in the Consolidated Statements of Financial Position as:
As at Dec. 31,	2022	2021
Current portion	70	48
Non-current portion	659	779
Total Decommissioning and other provisions	729	827